INCOME TAXES	12 Months Ended
Dec. 31, 2021
INCOME TAXES
INCOME TAXES

15) INCOME TAXES

Enerplus’ provision for income tax is as follows:

($ thousands)	2021	2020	2019
Current tax
United States	$2,700	$(10,716)	$(14,774)
Canada	(11)	—	(10,472)
Current tax expense/(recovery)	2,689	(10,716)	(25,246)
Deferred tax
United States	$148,920	$(167,835)	$53,020
Canada	(50,165)	(20,425)	8,630
Deferred tax expense/(recovery)	98,755	(188,260)	61,650
Income tax expense/(recovery)	$101,444	$(198,976)	$36,404

The following provides a reconciliation of income taxes calculated at the Canadian statutory rate to the actual income taxes:

($ thousands)	2021	2020	2019
Income/(loss) before taxes
United States	$544,464	$(877,406)	$170,346
Canada	(208,579)	(14,921)	(338,342)
Total income/(loss) before taxes	335,885	(892,327)	(167,996)
Canadian statutory rate	24.00%	24.00%	26.50%
Expected income tax expense/(recovery)	$80,612	$(214,158)	$(44,519)
Impact on taxes resulting from:
Foreign and statutory rate differences	$19,297	$(27,918)	$21,329
Share-based compensation	1,878	1,671	(4,068)
Non-taxable capital (gains)/losses	(105)	14,341	3,007
Change in valuation allowance	(560)	(25,918)	(16,598)
Amounts in respect of prior periods	322	5,845	(14,669)
Non-deductible goodwill impairment and other expenses	—	47,161	91,922
Income tax expense/(recovery)	$101,444	$(198,976)	$36,404

In 2020, the Alberta corporate income tax rate change resulted in a decrease to the Canadian statutory rate by 2.5%.

The deferred income tax asset consists of the following:

At December 31 ($ thousands)	2021	2020
Deferred income tax assets
Property, plant and equipment	$125,312	$139,724
Tax loss carry-forwards and other credits	225,463	303,288
Capital loss carry-forwards and other capital items	107,681	111,497
Asset retirement obligation	32,896	24,985
Derivative financial instruments	28,907	2,926
Other assets	19,270	6,668
Deferred income tax assets before valuation allowance	539,529	589,088
Valuation allowance	(112,847)	(112,074)
Deferred income tax assets, net	426,682	477,014
Deferred income tax liabilities
Property, plant and equipment	$(45,824)	$—
Total deferred income tax liabilities	(45,824)	—
Total deferred income tax asset	$380,858	$477,014

Loss carry-forwards available for tax reporting purposes:

At December 31 ($ thousands)	2021	Expiration Date
United States Federal
Net operating losses – prior to 2018	$476,000	2032-2037
Net operating losses – 2018 and thereafter	256,000	Indefinite
Canada Federal
Capital losses	$848,000	Indefinite
Non-capital losses	137,000	2031-2041

Changes in the balance of Enerplus’ unrecognized tax benefits are as follows:

($ thousands)	2021	2020	2019
Balance, beginning of year	$15,485	$—	$9,753
Increase – tax positions in prior periods	—	15,485	—
Settlements	—	—	(9,753)
Balance, end of year	$15,485	$15,485	$—

If recognized, all of Enerplus’ unrecognized tax benefits at December 31, 2021 would affect Enerplus’ effective income tax rate. It is not anticipated that the amount of unrecognized tax benefits will significantly change during the next 12 months.

A summary of the taxation years, by jurisdiction, that remain subject to examination by the taxation authorities are as follows:

Jurisdiction	Taxation Years
United States – Federal	2018-2021
Canada – Federal	2017-2021

Enerplus and its subsidiaries file income tax returns primarily in Canada and the United States. Matters in dispute with the taxation authorities are ongoing and in various stages of completion.